INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) $ in Millions	Mar. 31, 2024 USD ($)
Secured Guaranteed Notes | At cost
Borrowings:
Borrowings	$ 26.5
Secured Guaranteed Notes | Fair value
Borrowings:
Borrowings	27.0
Secured Convertible Guaranteed Notes | At cost
Borrowings:
Borrowings	53.2
Secured Convertible Guaranteed Notes | Fair value
Borrowings:
Borrowings	$ 55.7